Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Warrants
NOTE 12 – WARRANTS
Upon closing of the Company’s public offering (Note 16), the Company issued to the underwriter, warrants to purchase 92,500 shares of common stock (the “Underwriter’s Warrants”). The Underwriter’s Warrants are exercisable at a per share exercise price equal to 125% of the public offering price per share in the offering, which was determined to be $5.00. The Underwriter’s Warrants are exercisable at any time, in whole or in part, from October 19, 2023 through April 19, 2028.

The table below summarizes the Company’s warrant activities:

	Number of Warrants to Purchase Common Shares	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance at January 1, 2023	412,218	$5.72 to 31.60	$23.68
Granted	92,500	5.00	5.00
Forfeited	—	—	—
Exercised	—	—	—

Balance at June 30, 2023	504,718	$5.00 to 31.60	$20.25

Balance at January 1, 2022	412,218	$5.72 to 31.60	$23.68
Granted	—	—	—
Forfeited	—	—	—
Exercised	—	—	—

Balance at June 30, 2022	412,218	$5.72 to 31.60	$23.68

NOTE 10 – WARRANTS
Marpai Health Warrants
On January 17, 2020, Marpai Health issued warrants to an investor to purchase up to 91,117 common shares at an exercise price of $5.72 per share. The warrants were issued in connection with a certain convertible note. The Company estimated the fair value of the warrants to be $213,828 based on a Black-Scholes option pricing model and recorded it as debt discount which amortizes to interest expense over the period of the loan and as additional paid-in
capital. The warrants expire and are no longer exercisable at the fifth anniversary of the date the warrants were issued (January 17, 2025).
In February 2021, Marpai Health granted warrants at a purchase price of $0.20 per share to several founders of Marpai Health to purchase up to 231,587 shares of common stock at an exercise price of $31.60 per share. The warrants expire and are no longer exercisable on the fifth anniversary of the date the warrants were issued. The warrants were purchased for a cash payment of $50,833, which was reflected in additional paid-in
capital when the proceeds were received.
On April 1, 2021, as part of the Marpai Administrators Acquisition, Marpai Health’s outstanding warrants in the amount of 322,704 shares were automatically converted into warrants to purchase Marpai common stock at the same exercise price and terms they were initially granted by Marpai Health.
Marpai Warrants
In April 2021, Marpai granted five-year warrants at a purchase price of $0.20 per share to a consultant of the Company to purchase up to 11,389 shares of common stock at an exercise price of $31.60 per share. The warrants were purchased for a cash payment of $2,500, which was reflected in additional paid-in
capital when the proceeds were received.
In July 2021, Marpai issued warrants to an investor to purchase up to 56,250 common shares at an exercise price of $16 per share. The Company estimated the fair value of the warrants to be $0 based on a Black-Scholes option pricing model. The warrants were exercised on December 10, 2021 for total proceeds of $900,000.
The following assumptions were used when calculating the issuance date fair value:

Exercise price of the warrants	$16.00
Contractual life of the warrants	0.4 years
Current value of the underlying common stock	$2.58
Expected volatility	40.08%
Expected dividend yield	—%
Risk-free interest rate	0.06%
Upon closing of the IPO, the Company issued to the representatives of its underwriter warrants to purchase 78,125 shares of common stock (5% of the aggregate number of shares of common stock sold in the offering as compensation) (the “Underwriter’s Warrants”). The Underwriter’s Warrants were exercisable at a per share exercise price equal to 125% of the public offering price per share in the offering, which was determined to be $20.00 based on the IPO price of $16.00. The Underwriter’s Warrants are exercisable at any time, in whole or in part, from April 4, 2022 (the “Initial Exercise Date”) through October 26, 2026.

The following assumptions were used when calculating the issuance date fair value:

Exercise price of the warrants	$20.00
Contractual life of the warrants	5 years
Current value of the underlying common stock	$4.00
Expected volatility	40.08%
Expected dividend yield	0.00%
Risk-free interest rate	1.20%
The table below summarizes the Company’s warrant activities:

	Number of Common Shares Warrants	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance at January 1, 2022	412,218	$5.72 to 31.60	$23.68
Granted	—	—	—
Forfeited	—	—	—
Exercised	—	—	—

Balance at December 31, 2022	412,218	$5.72 to 31.60	$23.68

Balance at January 1, 2021	91,117	$5.72	$5.72
Granted	377,351	16.00 to 31.60	26.88
Forfeited	—	—	—
Exercised	(56,250)	16.00	16.00

Balance at December 31, 2021	412,218	$5.72 to 31.60	$23.68